As filed with the Securities and Exchange Commission on October 11, 2012

Securities Act File No. 333-139872

Investment Company File No. 811-22001

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒
(Check appropriate box or boxes)

db-X Exchange-Traded Funds Inc.

(Exact Name of Registrant as Specified in Charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-5883

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

Copy to:

Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 8 to the Registrant’s registration statement on September 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 11 day of October, 2012.

db-X Exchange-Traded Funds Inc.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Alex Depetris	Director and Chairman, President and	October 11, 2012
Alex Depetris	Chief Executive Officer

/s/ Michael Gilligan	Treasurer, Chief Financial	October 11, 2012
Michael Gilligan	Officer and Controller

/s/ Ernest J. Scalberg*	Director	October 11, 2012
Ernest J. Scalberg

/s/ Michael G. Smith*	Director	October 11, 2012
Michael G. Smith

/s/ R. Charles Tschampion*	Director	October 11, 2012
R. Charles Tschampion

*By:	/s/ Alex Depetris
Alex Depetris (attorney-in-fact)

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase